FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS
Note 3 – Fair Value Measurements
ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. ASC 820 established a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:
•    Level 1 — Quoted prices in active markets for identical assets or liabilities.
•    Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•    Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
Investments as of December 31, 2025 were measured at fair value on a recurring basis (at least annually) as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Investments Using Net Asset Value Practical Expedient	Total
The Coca-Cola Company common stock (A)	$23,935,707	$—	$23,935,707
Collective trust funds (B)	—	36,512,874	36,512,874
	$23,935,707	$36,512,874	$60,448,581
(A)    Investments are valued using the quoted market price multiplied by the number of shares owned as of the measurement date.
(B)    The underlying investments held in the collective trust funds are active or passive equity or debt securities. The collective trust funds are valued at the net asset value (“NAV”) per share as determined by the manager of the funds multiplied by the number of shares held as of the measurement date. These funds have no unfunded commitments. Participant-directed redemptions have no restrictions; however, the Plan’s ability to redeem its investments is subject to fund-specific notice requirements, which range from 0 days up to 12 months.
Investments as of December 31, 2024 were measured at fair value on a recurring basis (at least annually) as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Investments Using Net Asset Value Practical Expedient	Total
The Coca-Cola Company common stock (A)	$22,511,211	$—	$22,511,211
Collective trust funds (B)	—	30,403,286	30,403,286
	$22,511,211	$30,403,286	$52,914,497
(A) Investments are valued using the quoted market price multiplied by the number of shares owned as of the measurement date.
(B)    The underlying investments held in the collective trust funds are active or passive equity or debt securities. The collective trust funds are valued at the NAV per share as determined by the manager of the funds multiplied by the number of shares held as of the measurement date. These funds have no unfunded commitments. Participant-directed redemptions have no restrictions; however, the Plan’s ability to redeem its investments is subject to fund-specific notice requirements, which range from 0 days up to 12 months.
The Plan’s valuation methods used to measure fair value of its investments may produce fair values that may not be indicative of a future sale, or reflective of future fair values. The use of different methods to determine the fair value of investments could result in different estimates of fair value at the reporting date. There have been no changes in the methodologies used at December 31, 2025 and 2024.
During the years ended December 31, 2025 and 2024, there were no Level 2 or Level 3 investments.